INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - disposal of subsidiaries (Details) (Imported) - USD ($) $ in Thousands			12 Months Ended
	Dec. 28, 2023	Dec. 28, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
LOSS ON SALE OF SUBSIDIARY
Loss on sale of subsidiary			$ (55,418)
Company
LOSS ON SALE OF SUBSIDIARY
Investment in subsidiaries			$ 65,000	$ 43,983	$ 15,067
Galaxy Power LLC
LOSS ON SALE OF SUBSIDIARY
Proceeds from sale of subsidiary	$ 64,000	$ 64,287
Loss on sale of subsidiary	(120,000)	$ (55,418)
Galaxy Power LLC | Company
LOSS ON SALE OF SUBSIDIARY
Investment in subsidiaries	$ 120,000